Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables	$ 237,022	$ 75,719
Trade receivables, net	232,479	70,755
Tax receivables (1)	45,948	60,851
Government grant receivables	19,748	16,606
Other receivables	10,889	7,784
Trade and other receivables	309,064	155,996
Accumulated impairment
Trade and other current receivables [abstract]
Less – allowance for doubtful debts	$ (4,543)	$ (4,964)